Foreclosed Assets (Expenses Related To Foreclosed Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Foreclosed Assets [Abstract]
Net loss (gain) on sales		$ (12)
Operating expenses, net of rental income		3
Foreclosed assets, net		$ (9)